Loss Per Share Attributable to Ordinary Equity Holders of the Company	12 Months Ended
Dec. 31, 2023
Loss Per Share Attributable to Ordinary Equity Holders of the Company [Abstract]
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE COMPANY
34.	LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE COMPANY

The calculation of the basic loss per share amounts is based on the loss for the year attributable to ordinary equity holders, and the weighted average number of ordinary shares of in issue during the period.

Comparative loss per share (basic and diluted) was restated to give effect to the Share Exchange for comparability purposes (see note 1).

	2023	2022	2021
	US$	US$	US$
	per share	per share	per share
Basic and diluted loss per share
Total basic and diluted loss per share attributable to the ordinary equity holders of the Company	(17.92)	(102.43)	(143.21)

	2023	2022	2021
	US$	US$	US$
Loss
Loss attributable to the equity shareholders of the Company	172,600,513	49,441,815	30,932,005

	2023	2022	2021
Number of shares
Weighted-average number of ordinary shares	9,632,562	482,689	215,983

The computation of basic and diluted loss per Class A and Class B ordinary share are the same as the Class A and Class B ordinary shares have the same rights to participate in profits and losses and are all treated as ordinary shares on an as converted basis.

No adjustment has been made to the basic loss per share amounts presented for the years ended December 31, 2023, 2022 and 2021 in respect of a dilution as the impact of the warrants, preference shares, convertible loans and share options outstanding have an anti-dilutive effect on the basic loss per share amounts presented.